Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2]	Average Summary Compensation Table Total for Non-PEO NEOs[3]	Average Compensation Actually Paid to Non-PEO NEOs[4]	Total Shareholder Return[5]	Peer Group Total Shareholder Return[6]	Net Income (in thousands)[7]	Adjusted EBIT (in thousands)[8]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$7,609,075	$1,935,729	$1,148,601	$686,226	$110.96	$192.41	$216,061	$281,025
2021	$7,566,831	$11,498,936	$1,711,424	$2,175,266	$157.42	$210.40	$190,678	$259,450
2020	$2,872,859	$562,398	$1,074,114	$1,210,677	$117.95	$150.13	$(18,397)	$63,627

Company Selected Measure Name		Adjusted EBIT
PEO Total Compensation Amount		$ 7,609,075	$ 7,566,831	$ 2,872,859
PEO Actually Paid Compensation Amount		$ 1,935,729	11,498,936	562,398
Adjustment To PEO Compensation, Footnote [Text Block]
Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2022	$7,609,075	$(5,499,990)	$(173,356)	$1,935,729
2021	$7,566,831	$(5,499,985)	$9,432,090	$11,498,936
2020	$2,872,859	$(2,360,456)	$49,995	$562,398

Non-PEO NEO Average Total Compensation Amount		$ 1,148,601	1,711,424	1,074,114
Non-PEO NEO Average Compensation Actually Paid Amount		$ 686,226	2,175,266	1,210,677
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$1,148,601	$(250,002)	$(212,373)	$686,226
2021	$1,711,424	$(650,003)	$1,113,845	$2,175,266
2020	$1,074,114	$(804,706)	$583,231	$1,210,677

Equity Valuation Assumption Difference, Footnote [Text Block]
Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$4,406,389	$(3,985,142)	$(945,391)	$350,788	$(173,356)
2021	$5,849,922	$3,131,154	$244,307	$206,707	$9,432,090
2020	$3,815,620	$(2,387,322)	$(1,447,074)	$68,771	$49,995

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following graph reflects the relationship between the amount of compensation actually paid to Mr. Rosenfeld, the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Rosenfeld) and the Company’s cumulative TSR over the three years presented in the table.

Compensation Actually Paid vs. Net Income [Text Block]

The following graph reflects the relationship between the amount of compensation actually paid to Mr. Rosenfeld, the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Rosenfeld) and the Company’s net income over the three years presented in the table.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The following graph reflects the relationship between the amount of compensation actually paid to Mr. Rosenfeld, the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Rosenfeld) and the Company’s Adjusted EBIT over the three years presented in the table.

The following graph reflects the relationship between the cumulative TSR of the Company and its peer group over the three year period presented in the table. For detail regarding the composition of the peer group, see footnote 6 to the table above.

Total Shareholder Return Vs Peer Group [Text Block]

The following graph reflects the relationship between the cumulative TSR of the Company and its peer group over the three year period presented in the table. For detail regarding the composition of the peer group, see footnote 6 to the table above.

Tabular List [Table Text Block]

Financial Performance Measures

As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

●	Adjusted EBIT
●	Adjusted EBITDA
●	Adjusted Diluted Earnings per Share
●	Revenue
●	Return on Invested Capital

Total Shareholder Return Amount		$ 110.96	157.42	117.95
Peer Group Total Shareholder Return Amount		192.41	210.40	150.13
Net Income (Loss)		$ 216,061,000	$ 190,678,000	$ (18,397,000)
Company Selected Measure Amount		281,025,000	259,450,000	63,627,000
PEO Name		Mr. Rosenfeld
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBIT
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Diluted Earnings per Share
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Revenue
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Return on Invested Capital
Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]	$ (5,499,990)	$ (5,499,985)	$ (2,360,456)
Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	(173,356)	9,432,090	49,995
Year End Fair Value Of Equity Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,406,389	5,849,922	3,815,620
Year Over Change In Fair Value Of Outstanding And Unvested Equity Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,985,142)	3,131,154	(2,387,322)
Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vestedinthe Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(945,391)	244,307	(1,447,074)
Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		350,788	206,707	68,771
Total Equity Award Adjustments [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(173,356)	9,432,090	49,995
Average Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(250,002)	(650,003)	(804,706)
Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	(212,373)	1,113,845	583,231
Average Year End Fair Value of Equity Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		205,982	821,078	840,098
Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(392,470)	235,259	(108,114)
Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(53,429)	32,832	(153,423)
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		27,544	24,676	4,670
Total Average Equity Award Adjustments [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(212,373)	1,113,845	583,231
PEO 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[4]	7,609,075	7,566,831	2,872,859
PEO Actually Paid Compensation Amount	[5]	$ 1,935,729	$ 11,498,936	$ 562,398

[1]	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
[2]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:
[3]	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
[4]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Rosenfeld (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table for the 2022 Fiscal Year.”
[5]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Rosenfeld, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Rosenfeld during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Rosenfeld’s total compensation for each year to determine the compensation actually paid: